INVESTMENTS, The Maturities and Annual Market Rates of Investments at Fair Value (Details ) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment transactions [Abstract]
Nominal amount	S/ 63,818,334	S/ 73,642,609
Unrealized loss		18,500
Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	2,347,794	S/ 1,562,305
Inversiones Nacionales de Turismo [Member]
Investment transactions [Abstract]
Unrealized loss	S/ 34,200
Peru [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	37.40%	38.10%
United States [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	39.20%	37.10%
Colombia [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		4.60%
Chile [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	4.40%
Other Countries [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	19.00%	20.20%
Repurchase Agreement [Member]
Investment transactions [Abstract]
Investments in equity instruments designated at fair value through other comprehensive income	S/ 1,108,100	S/ 318,400
Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2023 / Nov-2095	Jan-2022 / Nov-2095
Corporate Bonds [Member] | Cash Flow Hedges [Member] | Currency Swaps [Member]
Investment transactions [Abstract]
Nominal amount	S/ 114,100	S/ 79,100
Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2023 / Feb-2055	Jan-2022 / Feb-2055
Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2023 / Sep-2023	Jan-2022 / Mar-2023
Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2023 / Jul-2033	Jan-2022 / Jul-2033
Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Aug-2023 / Sep-2045	Jan-2022 / Sep-2045
Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2023 / Aug-2045	Apr-2022 / Aug-2045
Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Apr-2023 / Feb-2035	Apr-2022 / Feb-2035
Derivatives Held as Hedges [Member] | Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	S/ 926,500	S/ 636,400
The Soles [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.10%	1.64%
The Soles [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	1.87%	1.79%
The Soles [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.13%	2.52%
The Soles [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.76%	3.88%
The Soles [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.03%	4.05%
The Soles [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.15%	0.28%
The Soles [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.22%	1.77%
The Soles [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	13.45%	19.28%
The Soles [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.13%	6.91%
The Soles [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.48%	3.40%
The Soles [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.76%	3.88%
The Soles [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	30.87%	28.90%
The Soles [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	10.01%	7.48%
The Soles [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	9.56%	7.99%
US Dollars [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.29%	0.00%
US Dollars [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.48%	2.48%
US Dollars [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.64%	2.17%
US Dollars [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.36%	0.86%
US Dollars [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.03%	3.39%
US Dollars [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	157.05%	67.59%
US Dollars [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.19%	4.61%
US Dollars [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
US Dollars [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.80%	2.68%
US Dollars [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	16.63%	10.85%
US Dollars [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	23.73%	7.62%
US Dollars [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.58%	5.05%
Other Currencies [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.60%	1.35%
Other Currencies [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	4.00%
Other Currencies [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	1.00%	1.00%
Other Currencies [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.50%	3.50%
Other Currencies [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.05%	0.05%
Other Currencies [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	14.89%	7.86%
Other Currencies [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	5.16%
Other Currencies [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	13.50%	6.02%
Other Currencies [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.50%	0.00%
Other Currencies [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.08%	0.05%